CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Cash Flows from Operating Activities
Net loss	$ (12,160,729)	$ (6,640,495)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain (loss) on disposal of fixed assets	34,549
Materials cost in connection with license activity	6,287	1,082,626
Warrants issued in connection with transfer agreement		37,840
Warrants issued in connection with line of credit		114,300
Stock-based compensation	828,049	105,610
Amortization of beneficial conversion feature		36,981
Accretion of debt discount	2,493,074	5,514
Revaluation of warrant liability	501,617
Amortization of deferred finance charge	99,882	3,894
Changes in assets and liabilities:
Accounts receivable	(8,698)
Inventory	(58,100)
Prepaid license fee		100,000
Prepaid expenses	(329,774)	(66,743)
Deferred finance charges	(197,524)
Other long-term assets	(122,163)
Due to/from parent	(20,790)	(44,622)
Deferred revenue	312,910
Deferred rent	1,660
License fee payable	(675,000)
Accounts payable	(421,551)	617,057
Accrued expenses	(669,634)	1,028,781
Total cash used in operations	(10,385,935)	(3,619,257)
Cash Flows from Investing Activities
Purchase of equipment	(23,300)	(55,149)
Sale of equipment	20,600
Change in restricted cash	(4,500,000)
Total Cash Used in Investing Activities	(4,502,700)	(55,149)
Cash Flows from Financing Activities
Proceeds from Issuance of Long-term Debt	5,865,567
Proceeds from issuance of redeemable convertible preferred stock, net		6,658,241
Repayment of convertible notes payable	(100,000)
Repayment of notes payable	(1,000,000)
Proceeds from issuance of redeemable convertible notes payable, net	1,250,000	450,000
Proceeds from issuance of common stock in initial public offering, net	18,810,484
Deferred offering costs	(417,775)	(1,954,007)
Proceeds from exercise of common stock options	12,650
Total Cash Provided by Financing Activities	24,420,926	5,154,234
Net increase in cash and cash equivalents	9,532,291	1,479,828
Cash and cash equivalents, beginning of period	845,192	185,367
Cash and cash equivalents, end of period	10,377,483	1,665,195
Supplemental Schedule of Non-Cash Financing and Investing Activities
Interest paid on long-term debt	23,100
Offering costs not paid during the period	1,401,253
Equipment received in connection with license agreement		817,374
Notes payable converted into common stock		525,000
Warrants issued in connection with convertible notes payable	47,479
Conversion of convertible preferred stock to common stock	7,651,288
Conversion preferred stock warrant liability to common stock warrants	1,150,985
Conversion of convertible notes to common stock	2,100,000
Accretion of redeemable convertible preferred stock	346,374	$ 465,841
Abatement of license fee payable to Napo	$ 250,000